Consolidated Statements of Operations and Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	10 Months Ended
Nov. 14, 2012
Predecessor
Minimum pension, SERP and postretirement benefit plan obligation adjustment, tax	$ (421)